Subsequent Events (Details) - shares				10 Months Ended
	Feb. 16, 2023	Oct. 06, 2022	Apr. 05, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Conversion and transfer of shares between classes (in shares)				19,207,697
MoonLake AG Common Shares
Subsequent Event [Line Items]
Conversion and transfer of shares between classes (in shares)		(61,000)		19,207,697
MoonLake AG Common Shares | Subsequent Event
Subsequent Event [Line Items]
Conversion and transfer of shares between classes (in shares)	5,250
MoonLake AG Common Shares | Class C Ordinary Shares
Subsequent Event [Line Items]
Conversion and transfer of shares between classes (in shares)		2,051,961	15,775,472
MoonLake AG Common Shares | Class C Ordinary Shares | Subsequent Event
Subsequent Event [Line Items]
Conversion and transfer of shares between classes (in shares)	176,603
MoonLake AG Common Shares | Class A Ordinary Shares
Subsequent Event [Line Items]
Conversion and transfer of shares between classes (in shares)		2,051,961
MoonLake AG Common Shares | Class A Ordinary Shares | Subsequent Event
Subsequent Event [Line Items]
Conversion and transfer of shares between classes (in shares)	176,603